Production Costs - Schedule of Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Production Costs [Line Items]
Production costs	$ 36,958	$ 38,671	$ 36,742
Staff costs [Member]
Schedule of Production Costs [Line Items]
Production costs	12,460	14,491	12,634
Stores [Member]
Schedule of Production Costs [Line Items]
Production costs	10,098	10,142	9,609
Power production [Member]
Schedule of Production Costs [Line Items]
Production costs	7,580	7,167	7,790
Site administrative costs [Member]
Schedule of Production Costs [Line Items]
Production costs	5,208	4,725	4,306
Repairs and renewals [Member]
Schedule of Production Costs [Line Items]
Production costs	1,330	1,734	1,447
Fuel issues [Member]
Schedule of Production Costs [Line Items]
Production costs	216	298	506
Transport [Member]
Schedule of Production Costs [Line Items]
Production costs	66	87	226
Contract mining [Member]
Schedule of Production Costs [Line Items]
Production costs		9	211
Other [Member]
Schedule of Production Costs [Line Items]
Production costs		$ 18	$ 13